Share-Based Payments - Performance Related Incentive Plan For Disruptive Growth Function - Additional Information (Detail) - Performance Share Unit [member] pure in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement vesting requirements	The units vest after 5 years provided a performance test is met
Senior Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	2.7	2.0
Executive Board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	0.1